CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Disclosure of Generation of Economic Assumptions	Dec. 31, 2020	Dec. 31, 2019
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	0.30%	1.60%
UK Bank Rate (in percent)	0.98%	1.87%
Unemployment rate (in percent)	5.00%	3.90%
House price growth (in percent)	4.20%	5.10%
Commercial real estate price growth (in percent)	2.10%	1.60%
Upside | Start to peak
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.40%	8.40%
UK Bank Rate (in percent)	1.44%	2.56%
Unemployment rate (in percent)	6.50%	4.40%
House price growth (in percent)	22.60%	28.30%
Commercial real estate price growth (in percent)	11.00%	8.80%
Upside | Start to trough
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(21.20%)	0.30%
UK Bank Rate (in percent)	0.10%	0.75%
Unemployment rate (in percent)	4.00%	3.40%
House price growth (in percent)	(0.50%)	1.50%
Commercial real estate price growth (in percent)	(6.90%)	(1.40%)
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	0.10%	1.30%
UK Bank Rate (in percent)	0.15%	1.15%
Unemployment rate (in percent)	5.90%	4.30%
House price growth (in percent)	1.10%	1.40%
Commercial real estate price growth (in percent)	(1.10%)	(0.30%)
Base case | Start to peak
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	0.80%	6.60%
UK Bank Rate (in percent)	0.25%	1.75%
Unemployment rate (in percent)	8.00%	4.60%
House price growth (in percent)	5.90%	7.10%
Commercial real estate price growth (in percent)	(2.70%)	(0.80%)
Base case | Start to trough
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(21.20%)	0.30%
UK Bank Rate (in percent)	0.10%	0.75%
Unemployment rate (in percent)	4.00%	3.80%
House price growth (in percent)	(0.50%)	0.00%
Commercial real estate price growth (in percent)	(9.00%)	(2.30%)
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(0.40%)	1.00%
UK Bank Rate (in percent)	0.05%	0.51%
Unemployment rate (in percent)	7.10%	5.50%
House price growth (in percent)	(3.50%)	(2.50%)
Commercial real estate price growth (in percent)	(4.90%)	(3.90%)
Downside | Start to peak
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(1.70%)	5.50%
UK Bank Rate (in percent)	0.10%	0.75%
Unemployment rate (in percent)	9.30%	6.90%
House price growth (in percent)	5.60%	2.70%
Commercial real estate price growth (in percent)	(2.70%)	(0.80%)
Downside | Start to trough
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(21.20%)	0.30%
UK Bank Rate (in percent)	0.01%	0.35%
Unemployment rate (in percent)	4.00%	3.80%
House price growth (in percent)	(16.40%)	(12.00%)
Commercial real estate price growth (in percent)	(22.20%)	(17.90%)
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(0.80%)	0.30%
UK Bank Rate (in percent)	0.02%	0.17%
Unemployment rate (in percent)	8.80%	6.70%
House price growth (in percent)	(7.50%)	(7.00%)
Commercial real estate price growth (in percent)	(9.70%)	(7.30%)
Severe downside | Start to peak
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(3.00%)	1.80%
UK Bank Rate (in percent)	0.10%	0.75%
Unemployment rate (in percent)	11.50%	8.30%
House price growth (in percent)	5.30%	2.70%
Commercial real estate price growth (in percent)	(2.70%)	(0.80%)
Severe downside | Start to trough
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(21.20%)	(2.40%)
UK Bank Rate (in percent)	0.00%	0.01%
Unemployment rate (in percent)	4.00%	3.80%
House price growth (in percent)	(32.40%)	(30.30%)
Commercial real estate price growth (in percent)	(39.90%)	(31.40%)